Warrants and other derivative financial liabilities - Movements (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
At January 1		€ 205,013	€ 26,267
Foreign currency translation		6,533	(1,542)
Fair value changes to profit or loss		(106,574)	258,337
At June 30		€ 195,783	€ 292,044
Number of warrants exercised		0	0
May 2023 Warrants
At January 1		€ 170,505
Initial recognition			€ (82,829)
Settlement			€ 91,811
Fair value changes to profit or loss		56,857
At June 30		118,562
2024 Public Offering Warrants
Initial recognition	€ 27,887	27,887
Foreign currency translation	330
Fair value changes to profit or loss	8,135
At June 30		20,081
2024 Public Offering over-allotment option
Initial recognition	4,617	4,617
Foreign currency translation	24
Fair value changes to profit or loss	4,641
2024 PIPE Warrants
Initial recognition	35,830	44,703
Foreign currency translation	426
Fair value changes to profit or loss	€ 10,134
At June 30		€ 39,703
Number of warrants issued		46,338,225
2024 PIPE Warrants - Day one loss
Initial recognition		€ (8,873)
At June 30		(8,996)
May 2024 Prefunded Warrants
Initial recognition		11,157
Settlement		22,477
At June 30		€ 17,791
Number of warrants issued		24,025,208
May 2024 Prefunded Warrants - Day one loss
Initial recognition		€ (11,157)
At June 30		(11,312)
RDO & 2022 PIPE Warrants
At January 1		29,590
Fair value changes to profit or loss		12,436
At June 30		€ 17,980